Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue
	2024	2023

Storage rental income	71,181,859	102,045,523
Ancillary services	2,925,224	1,623,019
Reimbursable port charges (Note 7)	2,365,257	2,027,106
	76,472,340	105,695,648